LOANS RECEIVABLE - Loans receivable portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Credit quality indicator
Delinquency rate	33.40%	34.30%
Loans receivable	$ 49,002	$ 43,346
Current
Credit quality indicator
Loans receivable	32,615	28,474
1 - 90 days past due
Credit quality indicator
Loans receivable	5,704	4,148
91 - 180 days past due
Credit quality indicator
Loans receivable		212
181 - 360 days past due
Credit quality indicator
Loans receivable	223	785
361 - 720 days past due
Credit quality indicator
Loans receivable	651	1,397
Over 720 days past due
Credit quality indicator
Loans receivable	$ 9,809	$ 8,330